JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.7%
AAR Corp.	3,508	149,371
Aerojet Rocketdyne Holdings, Inc.*	4,871	253,633
Allegheny Technologies, Inc.*(a)	5,688	98,118
ManTech International Corp., Class A	1,569	125,959
Moog, Inc., Class A	4,248	380,663
RBC Bearings, Inc.*	2,514	390,952

		1,398,696

Alternative Energy — 1.5%
Arcosa, Inc.	14,579	637,831
Enphase Energy, Inc.*(a)	18,462	581,922
Green Plains, Inc.(a)	24,790	309,131
Plug Power, Inc.*(a)	73,578	284,379
Renewable Energy Group, Inc.*(a)	12,873	338,302
REX American Resources Corp.*	3,608	271,863
SunPower Corp.*(a)	33,442	284,926
TPI Composites, Inc.*(a)	9,252	191,979

		2,900,333

Automobiles & Parts — 1.1%
Cooper Tire & Rubber Co.	19,064	505,005
Dorman Products, Inc.*(a)	7,170	500,466
Gentherm, Inc.*	10,575	487,613
Meritor, Inc.*	19,064	417,692
Modine Manufacturing Co.*	1,190	8,366
Stoneridge, Inc.*	3,490	97,232
Titan International, Inc.	6,159	17,615

		2,033,989

Banks — 4.3%
1st Source Corp.(a)	927	43,745
Ameris Bancorp	2,742	110,201
Atlantic Union Bankshares Corp.	3,595	121,116
Axos Financial, Inc.*(a)	3,992	112,455
BancFirst Corp.(a)	1,979	114,386
BancorpSouth Bank	3,419	97,681
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,292	109,360
Banner Corp.	2,250	115,988
Brookline Bancorp, Inc.	6,241	94,863
Cadence BanCorp	6,515	101,829
Capital City Bank Group, Inc.(a)	694	19,793
Capitol Federal Financial, Inc.	15,690	206,794
Cathay General Bancorp	2,845	102,591
CenterState Bank Corp.	4,597	103,708
Columbia Banking System, Inc.	3,434	132,896
Community Bank System, Inc.	5,876	389,403
Community Trust Bancorp, Inc.	2,128	93,100
CVB Financial Corp.(a)	3,156	65,550
Dime Community Bancshares, Inc.	7,538	146,313
First BanCorp (Puerto Rico)	35,897	332,765
First Busey Corp.	450	11,475
First Financial Bancorp(a)	2,622	63,033
First Financial Bankshares, Inc.	4,512	151,242
First Financial Corp.	594	24,788
First Merchants Corp.	969	38,518
First Midwest Bancorp, Inc.	3,023	60,279
Fulton Financial Corp.(a)	7,177	118,205
Glacier Bancorp, Inc.	6,984	295,912
Great Western Bancorp, Inc.(a)	3,855	113,915
Hancock Whitney Corp.(a)	2,733	108,609
Hilltop Holdings, Inc.	7,636	172,879
Home BancShares, Inc.	5,953	113,821
Hope Bancorp, Inc.	8,781	122,100
Houlihan Lokey, Inc.	3,096	160,528
IBERIABANK Corp.	1,724	125,352
Independent Bank Corp.(a)	2,941	212,340
Investors Bancorp, Inc.	17,011	205,578
Kearny Financial Corp.	9,121	112,644
NBT Bancorp, Inc.	1,231	46,520
Northwest Bancshares, Inc.(a)	13,691	215,291
OceanFirst Financial Corp.	7,300	169,798
OFG Bancorp (Puerto Rico)	6,027	118,792
Old National Bancorp(a)	19,835	355,245
Renasant Corp.	1,441	46,011
Republic Bancorp, Inc., Class A	1,659	69,512
S&T Bancorp, Inc.	1,938	72,849
Sandy Spring Bancorp, Inc.	751	26,135
Simmons First National Corp., Class A	4,611	110,572
TrustCo Bank Corp.(a)	7,458	59,142
Trustmark Corp.(a)	9,385	300,132
UMB Financial Corp.	1,942	129,065
United Bankshares, Inc.(a)	10,084	345,881
United Community Banks, Inc.(a)	5,864	163,723
Valley National Bancorp	17,130	180,379
Washington Federal, Inc.	11,318	384,812
WesBanco, Inc.	5,289	175,172
Westamerica Bancorp	3,289	208,391

		8,003,177

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A*	1,250	445,475
Coca-Cola Consolidated, Inc.(a)	1,623	439,525

		885,000

Chemicals — 4.0%
AdvanSix, Inc.*	10,608	198,582
American Vanguard Corp.	5,070	94,708
Balchem Corp.	5,138	555,007
Ferro Corp.*	24,950	341,316
GCP Applied Technologies, Inc.*	13,841	307,547
HB Fuller Co.(a)	11,337	523,883
Ingevity Corp.*	4,852	316,447
Innophos Holdings, Inc.	8,578	274,153
Innospec, Inc.(a)	5,749	579,097
Koppers Holdings, Inc.*	7,223	226,658
Kraton Corp.*	12,411	204,161
Kronos Worldwide, Inc.	13,729	148,822
LSB Industries, Inc.*	3,644	11,005
Materion Corp.	6,443	349,855
Minerals Technologies, Inc.	10,660	577,026
Orion Engineered Carbons SA (Luxembourg)	19,272	302,570
PolyOne Corp.	12,091	401,179
Quaker Chemical Corp.	346	57,443
Rayonier Advanced Materials, Inc.	53,351	164,321
Sensient Technologies Corp.	9,009	538,288
Stepan Co.	4,254	419,657
Tredegar Corp.(a)	5,524	112,413

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Chemicals — continued
Trinseo SA	11,660	334,875
Tronox Holdings plc, Class A	48,356	409,092

		7,448,105

Construction & Materials — 3.0%
Advanced Drainage Systems, Inc.	4,458	185,319
Aegion Corp.*	4,106	85,815
Apogee Enterprises, Inc.	4,795	152,577
BMC Stock Holdings, Inc.*	5,642	164,662
Boise Cascade Co.	4,330	156,746
Builders FirstSource, Inc.*	18,721	464,187
EMCOR Group, Inc.(a)	3,104	255,056
Generac Holdings, Inc.*	2,456	254,417
Gibraltar Industries, Inc.*	2,725	148,567
GMS, Inc.*	4,201	112,251
Great Lakes Dredge & Dock Corp.*	9,080	95,068
Griffon Corp.	6,357	132,162
Installed Building Products, Inc.*(a)	2,319	171,907
JELD-WEN Holding, Inc.*	4,732	113,000
KBR, Inc.	7,731	210,283
LB Foster Co., Class A*	963	16,332
Louisiana-Pacific Corp.	7,078	217,153
Masonite International Corp.*	2,265	170,124
MasTec, Inc.*	3,961	228,748
Mueller Water Products, Inc., Class A	13,374	155,807
Patrick Industries, Inc.	2,778	144,123
PGT Innovations, Inc.*	7,101	110,066
Quanex Building Products Corp.	5,418	96,007
Simpson Manufacturing Co., Inc.	3,973	328,448
TopBuild Corp.*	4,337	496,630
Trex Co., Inc.*	1,604	157,577
Universal Forest Products, Inc.	9,153	438,429
US Concrete, Inc.*	1,936	68,902
Watts Water Technologies, Inc., Class A	3,138	312,890

		5,643,253

Electricity — 3.2%
ALLETE, Inc.	7,151	596,966
Black Hills Corp.	5,029	417,558
El Paso Electric Co.	17,211	1,171,897
MGE Energy, Inc.	4,923	393,495
NorthWestern Corp.	6,415	493,763
Ormat Technologies, Inc.	13,560	1,074,766
Pattern Energy Group, Inc., Class A	13,849	372,676
PNM Resources, Inc.	11,807	640,294
Portland General Electric Co.	9,280	570,720
TerraForm Power, Inc., Class A	24,449	442,282

		6,174,417

Electronic & Electrical Equipment — 2.0%
Anixter International, Inc.*	2,167	211,499
Atkore International Group, Inc.*	5,873	233,158
AZZ, Inc.	4,410	181,957
Badger Meter, Inc.(a)	4,548	268,605
Belden, Inc.	2,143	105,586
Benchmark Electronics, Inc.	3,049	93,848
Brady Corp., Class A	3,685	204,038
CTS Corp.	1,416	41,503
Daktronics, Inc.	5,131	30,273
Encore Wire Corp.	3,211	174,389
EnerSys	2,546	183,210
ESCO Technologies, Inc.	2,012	193,071
Fabrinet (Thailand)*	3,706	233,626
Integer Holdings Corp.*	5,095	435,113
Methode Electronics, Inc.	2,983	97,693
MTS Systems Corp.	5,334	270,381
Novanta, Inc.*	2,390	216,845
Park Aerospace Corp.	4,033	62,390
Plexus Corp.*	3,520	250,342
TTM Technologies, Inc.*	5,669	81,577
Veeco Instruments, Inc.*	2,139	27,272
Vishay Intertechnology, Inc.	7,333	148,787

		3,745,163

Financial Services — 1.5%
Ares Management Corp.	13,841	499,106
Clearway Energy, Inc.(a)	4,719	97,636
Clearway Energy, Inc., Class C	7,193	152,276
Cohen & Steers, Inc.	5,655	418,357
Encore Capital Group, Inc.*(a)	2,860	97,097
Federated Investors, Inc., Class B	11,722	424,688
NMI Holdings, Inc., Class A*	6,756	215,652
PennyMac Financial Services, Inc.	6,176	208,255
PRA Group, Inc.*(a)	2,036	71,993
Radian Group, Inc.	21,888	536,037
Stewart Information Services Corp.	2,681	111,932

		2,833,029

Fixed Line Telecommunications — 0.8%
8x8, Inc.*	21,568	401,596
Consolidated Communications Holdings, Inc.(a)	54,998	265,640
Frontier Communications Corp.*(a)	117,239	64,681
GTT Communications, Inc.*(a)	11,311	134,036
IDT Corp., Class B*	20,314	153,574
Pareteum Corp.*	4,454	2,966
Vonage Holdings Corp.*	55,496	492,250

		1,514,743

Food & Drug Retailers — 0.8%
Core-Mark Holding Co., Inc.	8,720	204,397
GNC Holdings, Inc., Class A*(a)	5,557	11,892
Ingles Markets, Inc., Class A	5,435	226,585
Performance Food Group Co.*	9,212	477,090
PetMed Express, Inc.(a)	9,872	248,873
Simply Good Foods Co. (The)*	12,400	284,828
SpartanNash Co.	10,790	131,422

		1,585,087

Food Producers — 2.6%
Andersons, Inc. (The)(a)	9,120	206,294
B&G Foods, Inc.(a)	12,338	198,148
Calavo Growers, Inc.(a)	3,396	260,168
Cal-Maine Foods, Inc.	3,888	138,763
Darling Ingredients, Inc.*	7,102	192,677
Fresh Del Monte Produce, Inc.	17,297	542,780
Hostess Brands, Inc.*	29,245	392,468
J&J Snack Foods Corp.(a)	2,836	470,322
John B Sanfilippo & Son, Inc.	2,662	224,407
Lancaster Colony Corp.(a)	3,611	558,441
Medifast, Inc.(a)	4,084	394,637
MGP Ingredients, Inc.(a)	2,169	73,876
Nature’s Sunshine Products, Inc.*	1,205	11,520
Sanderson Farms, Inc.	3,060	421,331

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Food Producers — continued
Tootsie Roll Industries, Inc.(a)	11,213	382,475
USANA Health Sciences, Inc.*	7,775	479,717

		4,948,024

Forestry & Paper — 0.7%
Clearwater Paper Corp.*	3,925	110,685
Neenah, Inc.	3,582	238,704
PH Glatfelter Co.	14,100	235,470
Schweitzer-Mauduit International, Inc.	12,949	453,603
Verso Corp., Class A*	19,450	327,733

		1,366,195

Gas, Water & Multiutilities — 3.0%
American States Water Co.	6,695	592,909
Avista Corp.	12,078	614,166
California Water Service Group	11,084	582,575
Evoqua Water Technologies Corp.*	8,900	177,733
New Jersey Resources Corp.	11,386	470,469
Northwest Natural Holding Co.	7,085	519,897
ONE Gas, Inc.	6,455	609,997
SJW Group	5,515	404,525
South Jersey Industries, Inc.	18,262	562,470
Southwest Gas Holdings, Inc.	5,068	382,685
Spark Energy, Inc., Class A(a)	16,356	155,218
Spire, Inc.	7,478	630,545

		5,703,189

General Industrials — 0.6%
CSW Industrials, Inc.	1,430	108,508
Enerpac Tool Group Corp.	3,398	78,528
Greif, Inc., Class A	3,612	145,997
Myers Industries, Inc.	3,571	57,779
NACCO Industries, Inc., Class A	2,423	114,220
Otter Tail Corp.	8,489	454,671
TriMas Corp.*	4,057	116,558

		1,076,261

General Retailers — 6.7%
1-800-Flowers.com, Inc., Class A*(a)	10,354	157,277
Aaron’s, Inc.	6,768	401,748
Abercrombie & Fitch Co., Class A	24,624	402,849
American Eagle Outfitters, Inc.	12,712	183,053
American Public Education, Inc.*	4,773	113,741
America’s Car-Mart, Inc.*(a)	2,117	232,404
Asbury Automotive Group, Inc.*	3,014	290,700
Bed Bath & Beyond, Inc.(a)	27,850	396,863
Big Lots, Inc.	4,770	129,076
BJ’s Wholesale Club Holdings, Inc.*(a)	14,298	293,395
Boot Barn Holdings, Inc.*	6,257	262,606
Buckle, Inc. (The)(a)	18,333	447,509
Caleres, Inc.	6,991	122,692
Cargurus, Inc.*	5,232	186,521
Carriage Services, Inc.	3,030	71,720
Cars.com, Inc.*	9,388	109,558
Cato Corp. (The), Class A	8,856	142,050
Chegg, Inc.*	6,112	251,998
Chico’s FAS, Inc.	14,292	55,596
Citi Trends, Inc.	4,836	112,630
Conn’s, Inc.*(a)	2,376	20,814
Dillard’s, Inc., Class A(a)	6,144	373,064
Express, Inc.*(a)	29,746	119,281
GameStop Corp., Class A(a)	19,434	74,627
Genesco, Inc.*	7,771	305,556
Group 1 Automotive, Inc.	4,883	492,060
Guess?, Inc.(a)	9,251	196,954
Haverty Furniture Cos., Inc.(a)	8,863	178,412
Hibbett Sports, Inc.*	4,961	122,934
Hillenbrand, Inc.	10,427	302,696
Houghton Mifflin Harcourt Co.*(a)	1,207	6,663
K12, Inc.*	9,652	155,783
Lands’ End, Inc.*	780	9,087
Laureate Education, Inc., Class A*(a)	20,051	417,863
Liquidity Services, Inc.*	1,126	5,991
Lithia Motors, Inc., Class A	3,132	424,824
Matthews International Corp., Class A(a)	4,740	176,897
Monro, Inc.	6,713	420,905
Murphy USA, Inc.*	4,453	454,963
Office Depot, Inc.	130,974	290,762
Perdoceo Education Corp.*	17,604	312,999
PriceSmart, Inc.(a)	2,486	152,292
Regis Corp.*	2,387	37,046
Rent-A-Center, Inc.	14,768	430,192
RH*(a)	1,040	217,100
Sally Beauty Holdings, Inc.*(a)	23,431	359,666
Shoe Carnival, Inc.(a)	13,482	483,465
Signet Jewelers Ltd.	3,964	96,365
Sonic Automotive, Inc., Class A	4,937	156,157
Stamps.com, Inc.*	945	70,393
Strategic Education, Inc.	2,052	333,019
Tailored Brands, Inc.(a)	3,936	15,665
Titan Machinery, Inc.*	4,556	55,629
WW International, Inc.*	2,725	89,870
Zumiez, Inc.*	19,393	604,480

		12,328,460

Health Care Equipment & Services — 6.5%
Accuray, Inc.*	12,278	47,761
Amedisys, Inc.*	3,210	566,533
Anika Therapeutics, Inc.*	3,154	129,661
Atrion Corp.	115	82,707
Avanos Medical, Inc.*	4,218	116,164
Axogen, Inc.*	3,206	39,626
BioTelemetry, Inc.*(a)	3,337	163,246
Brookdale Senior Living, Inc.*	21,498	141,672
CONMED Corp.	5,040	512,467
CorVel Corp.*	1,410	129,114
Ensign Group, Inc. (The)	7,441	336,333
Fluidigm Corp.*	2,304	8,848
Genesis Healthcare, Inc.*(a)	7,101	10,652
Globus Medical, Inc., Class A*	4,430	231,600
Haemonetics Corp.*	3,245	348,480
Healthcare Services Group, Inc.(a)	5,646	144,538
HealthEquity, Inc.*	2,438	161,054
HMS Holdings Corp.*	11,798	322,321
Inogen, Inc.*	758	33,557
Intersect ENT, Inc.*(a)	3,467	89,587
Invacare Corp.(a)	13,783	105,991
iRhythm Technologies, Inc.*	1,452	124,335
Lantheus Holdings, Inc.*	7,304	127,893
LHC Group, Inc.*	4,293	625,705
LivaNova plc*	2,269	154,224
Magellan Health, Inc.*	5,787	423,666

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Equipment & Services — continued
Meridian Bioscience, Inc.	9,525	93,726
Merit Medical Systems, Inc.*(a)	8,918	324,794
Natus Medical, Inc.*(a)	10,928	341,937
Neogen Corp.*	6,083	409,203
NeoGenomics, Inc.*	16,345	526,799
NuVasive, Inc.*	6,190	477,373
Omnicell, Inc.*	7,138	580,177
Option Care Health, Inc.*	2,889	12,076
OraSure Technologies, Inc.*(a)	9,551	67,334
Orthofix Medical, Inc.*	2,800	121,128
Owens & Minor, Inc.(a)	9,340	58,468
Patterson Cos., Inc.(a)	16,802	369,812
Pennant Group, Inc. (The)*(a)	3,683	97,231
Quidel Corp.*	8,392	644,506
Repligen Corp.*	5,190	521,024
Select Medical Holdings Corp.*	9,605	219,378
STAAR Surgical Co.*(a)	3,025	101,761
Surmodics, Inc.*(a)	3,979	156,733
Tactile Systems Technology, Inc.*(a)	2,762	155,197
Teladoc Health, Inc.*(a)	2,246	228,441
Tenet Healthcare Corp.*	4,547	143,867
Tivity Health, Inc.*(a)	25,347	548,636
US Physical Therapy, Inc.(a)	1,598	187,190
Varex Imaging Corp.*	5,627	155,587
Wright Medical Group NV*	6,674	201,154

		11,921,267

Household Goods & Home Construction — 5.1%
ACCO Brands Corp.	27,560	238,118
American Woodmark Corp.*	4,260	467,109
Bassett Furniture Industries, Inc.	3,989	48,786
Beazer Homes USA, Inc.*	10,300	141,625
Central Garden & Pet Co., Class A*	10,261	307,420
CompX International, Inc.	1,594	25,743
Ethan Allen Interiors, Inc.	20,819	336,227
Hamilton Beach Brands Holding Co., Class A	4,296	67,877
Herman Miller, Inc.	11,935	461,288
HNI Corp.	12,215	439,374
Interface, Inc.	32,540	523,243
KB Home	16,652	625,283
Kimball International, Inc., Class B	5,906	110,915
Knoll, Inc.	16,912	418,741
La-Z-Boy, Inc.	16,940	519,042
LGI Homes, Inc.*	4,855	387,138
M/I Homes, Inc.*	12,824	569,257
MDC Holdings, Inc.	14,136	595,691
Meritage Homes Corp.*(a)	8,502	603,302
National Presto Industries, Inc.(a)	1,766	152,212
Sleep Number Corp.*	8,697	448,678
Steelcase, Inc., Class A	24,338	452,930
Taylor Morrison Home Corp.*	15,532	401,968
TRI Pointe Group, Inc.*	26,336	428,223
WD-40 Co.(a)	2,955	552,053
William Lyon Homes, Class A*	8,488	196,837

		9,519,080

Industrial Engineering — 1.4%
Albany International Corp., Class A	4,282	298,755
Astec Industries, Inc.	1,294	53,364
Briggs & Stratton Corp.(a)	6,792	24,927
CIRCOR International, Inc.*	1,775	73,716
Columbus McKinnon Corp.	8,293	290,172
EnPro Industries, Inc.	2,857	166,963
Federal Signal Corp.(a)	4,176	134,300
Franklin Electric Co., Inc.	3,859	222,626
GATX Corp.(a)	2,323	176,850
John Bean Technologies Corp.	1,240	140,108
Kennametal, Inc.	3,607	112,863
MSA Safety, Inc.	2,707	367,069
Mueller Industries, Inc.	6,033	175,983
Rexnord Corp.*	6,441	210,299
Standex International Corp.	1,426	104,226
Tennant Co.(a)	2,443	188,648
Wabash National Corp.(a)	8,249	95,688

		2,836,557

Industrial Metals & Mining — 1.5%
AK Steel Holding Corp.*(a)	166,181	458,659
Carpenter Technology Corp.	10,762	427,682
Cleveland-Cliffs, Inc.(a)	47,650	334,503
Commercial Metals Co.	23,290	478,609
Haynes International, Inc.	4,418	118,447
Kaiser Aluminum Corp.	5,187	519,478
Olympic Steel, Inc.	4,836	71,089
Worthington Industries, Inc.(a)	10,414	383,027

		2,791,494

Industrial Transportation — 1.4%
Aircastle Ltd.	8,233	264,197
ArcBest Corp.	4,013	89,530
Covenant Transportation Group, Inc., Class A*	1,433	18,178
DHT Holdings, Inc.	16,370	92,163
Echo Global Logistics, Inc.*	4,855	94,090
Forward Air Corp.	3,143	205,709
Heartland Express, Inc.	6,592	123,204
Hub Group, Inc., Class A*	3,554	187,900
Matson, Inc.(a)	3,127	112,603
Nordic American Tankers Ltd.	2,371	8,014
Saia, Inc.*	2,494	217,227
Scorpio Tankers, Inc. (Monaco)	1,294	30,202
SEACOR Holdings, Inc.*	6,572	247,042
SFL Corp. Ltd. (Norway)(a)	14,367	190,219
Teekay Tankers Ltd., Class A (Bermuda)*(a)	8,260	134,555
Triton International Ltd. (Bermuda)	3,628	136,231
Werner Enterprises, Inc.(a)	6,643	244,861
World Fuel Services Corp.	4,607	180,226

		2,576,151

Leisure Goods — 1.8%
Callaway Golf Co.(a)	18,936	405,609
Fox Factory Holding Corp.*(a)	9,577	630,358
Funko, Inc., Class A*(a)	5,423	81,507
LCI Industries	5,357	578,395
Sturm Ruger & Co., Inc.(a)	6,087	301,428
Universal Electronics, Inc.*	6,378	315,902
Winnebago Industries, Inc.	12,085	661,775
YETI Holdings, Inc.*(a)	12,719	462,463
ZAGG, Inc.*(a)	10,670	80,665

		3,518,102

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Life Insurance — 0.1%
Employers Holdings, Inc.	5,797	247,242
FBL Financial Group, Inc., Class A	1,485	79,864
National Western Life Group, Inc., Class A	248	65,968

		393,074

Media — 1.4%
Entercom Communications Corp., Class A	9,330	37,040
EW Scripps Co. (The), Class A(a)	14,321	173,857
Gray Television, Inc.*	20,408	413,874
LiveRamp Holdings, Inc.*	7,010	282,083
MDC Partners, Inc., Class A*(a)	5,414	12,290
Meredith Corp.(a)	6,881	206,774
MSG Networks, Inc., Class A*(a)	16,682	253,733
QuinStreet, Inc.*	8,006	103,718
Scholastic Corp.	5,317	175,195
TEGNA, Inc.	25,840	436,696
Viad Corp.	4,491	291,915
Yelp, Inc.*	5,135	167,401

		2,554,576

Mining — 1.9%
Arch Coal, Inc., Class A(a)	7,635	393,432
Coeur Mining, Inc.*	66,575	401,447
Compass Minerals International, Inc.	7,401	428,444
CONSOL Energy, Inc.*(a)	23,851	193,909
Hecla Mining Co.	202,955	614,954
Novagold Resources, Inc. (Canada)*	54,584	497,806
Peabody Energy Corp.(a)	39,061	264,052
SunCoke Energy, Inc.	53,012	311,711
US Silica Holdings, Inc.(a)	3,939	20,246
Warrior Met Coal, Inc.	27,866	525,553

		3,651,554

Mobile Telecommunications — 0.6%
Iridium Communications, Inc.*(a)	24,549	627,227
Shenandoah Telecommunications Co.	12,281	495,539

		1,122,766

Nonlife Insurance — 1.3%
Argo Group International Holdings Ltd.	3,190	209,264
Enstar Group Ltd. (Bermuda)*	611	119,322
Essent Group Ltd.	7,763	385,122
Horace Mann Educators Corp.	3,112	133,847
James River Group Holdings Ltd.	2,849	122,336
Kinsale Capital Group, Inc.(a)	1,632	186,407
ProAssurance Corp.	1,521	46,193
Protective Insurance Corp., Class B	253	3,944
RLI Corp.	4,191	389,805
Safety Insurance Group, Inc.	2,250	207,180
Selective Insurance Group, Inc.	6,957	460,901
State Auto Financial Corp.	2,454	73,890

		2,338,211

Oil & Gas Producers — 2.7%
Berry Petroleum Corp.	37,597	257,540
Bonanza Creek Energy, Inc.*	4,057	73,797
California Resources Corp.*(a)	2,990	21,947
Callon Petroleum Co.*	67,712	203,136
CVR Energy, Inc.(a)	13,038	451,245
Delek US Holdings, Inc.	12,120	332,815
Denbury Resources, Inc.*	383,067	377,321
Gulfport Energy Corp.*	63,879	99,013
Laredo Petroleum, Inc.*	21,563	37,088
Magnolia Oil & Gas Corp., Class A*(a)	35,541	373,891
Matador Resources Co.*	9,650	141,566
Northern Oil and Gas, Inc.*	194,694	323,192
Oasis Petroleum, Inc.*	25,921	58,322
Par Pacific Holdings, Inc.*	15,212	306,065
PDC Energy, Inc.*	24,586	530,812
Penn Virginia Corp.*	2,055	43,915
ProPetro Holding Corp.*	33,756	328,783
QEP Resources, Inc.(a)	51,494	163,236
SM Energy Co.	18,108	166,231
Southwestern Energy Co.*(a)	99,070	155,540
Talos Energy, Inc.*	10,591	232,367
W&T Offshore, Inc.*	81,628	337,940
Whiting Petroleum Corp.*(a)	18,999	86,256

		5,102,018

Oil Equipment, Services & Distribution — 2.7%
Archrock, Inc.	37,430	312,541
Cactus, Inc., Class A	18,956	546,312
Chart Industries, Inc.*	4,796	306,848
Covia Holdings Corp.*(a)	6,089	9,742
Diamond Offshore Drilling, Inc.*(a)	14,887	68,927
DMC Global, Inc.(a)	3,512	146,907
Dril-Quip, Inc.*	8,985	367,487
Flotek Industries, Inc.*	11,717	19,919
Forum Energy Technologies, Inc.*	6,512	6,903
Geospace Technologies Corp.*	1,590	21,322
Golar LNG Ltd. (Bermuda)	1,212	11,659
Helix Energy Solutions Group, Inc.*	49,678	414,315
Liberty Oilfield Services, Inc., Class A(a)	28,648	242,935
Matrix Service Co.*	11,791	237,235
MRC Global, Inc.*	28,403	319,818
Nabors Industries Ltd.(a)	183,649	380,153
Newpark Resources, Inc.*(a)	29,713	148,565
NexTier Oilfield Solutions, Inc.*	26,162	134,734
NOW, Inc.*	33,823	338,568
Oceaneering International, Inc.*	21,495	266,753
Oil States International, Inc.*	18,510	199,538
RPC, Inc.(a)	26,821	121,499
Solaris Oilfield Infrastructure, Inc., Class A(a)	25,399	292,850
TETRA Technologies, Inc.*	8,982	13,742
Tidewater, Inc.*	4,282	65,001

		4,994,273

Personal Goods — 2.0%
Crocs, Inc.*	16,243	615,772
Deckers Outdoor Corp.*	3,408	650,621
elf Beauty, Inc.*	12,243	191,970
Helen of Troy Ltd.*	3,568	674,530
Inter Parfums, Inc.(a)	1,764	121,910
Movado Group, Inc.	2,396	41,259
Oxford Industries, Inc.	5,766	400,160
Steven Madden Ltd.	13,460	519,018
Vera Bradley, Inc.*	36,699	351,577

		3,566,817

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Pharmaceuticals & Biotechnology — 3.4%
Acceleron Pharma, Inc.*	3,618	328,442
AMAG Pharmaceuticals, Inc.*(a)	2,002	17,738
Amneal Pharmaceuticals, Inc.*(a)	3,990	17,915
ANI Pharmaceuticals, Inc.*	4,325	268,150
Arena Pharmaceuticals, Inc.*	6,797	310,555
Arrowhead Pharmaceuticals, Inc.*	7,906	331,340
Assertio Therapeutics, Inc.*(a)	3,393	3,631
Blueprint Medicines Corp.*	2,070	131,341
Chimerix, Inc.*	2,660	4,389
Codexis, Inc.*(a)	16,089	252,276
Corcept Therapeutics, Inc.*(a)	7,771	98,459
Cyclerion Therapeutics, Inc.*	740	2,427
Eagle Pharmaceuticals, Inc.*	2,128	114,529
Emergent BioSolutions, Inc.*(a)	2,910	160,312
Enanta Pharmaceuticals, Inc.*	2,026	104,420
FibroGen, Inc.*	3,121	130,614
Halozyme Therapeutics, Inc.*	6,630	125,837
Heron Therapeutics, Inc.*(a)	4,668	97,374
ImmunoGen, Inc.*	3,571	16,873
Innoviva, Inc.*(a)	11,533	159,213
Ironwood Pharmaceuticals, Inc.*(a)	9,680	116,934
Lannett Co., Inc.*(a)	2,915	23,728
Lexicon Pharmaceuticals, Inc.*(a)	7,942	24,541
Ligand Pharmaceuticals, Inc.*(a)	1,188	104,318
Luminex Corp.	10,790	244,771
Mallinckrodt plc*(a)	3,339	15,326
Medpace Holdings, Inc.*	6,582	563,090
Momenta Pharmaceuticals, Inc.*	5,761	167,184
MyoKardia, Inc.*(a)	2,508	170,619
Myriad Genetics, Inc.*	5,471	151,273
Novocure Ltd.*	6,234	507,822
Pacira BioSciences, Inc.*(a)	8,183	353,669
PDL BioPharma, Inc.*	26,982	88,771
PetIQ, Inc.*(a)	4,075	121,231
Prestige Consumer Healthcare, Inc.*(a)	4,121	167,148
PTC Therapeutics, Inc.*	4,009	206,464
Retrophin, Inc.*(a)	6,836	105,685
Sangamo Therapeutics, Inc.*(a)	4,039	29,606
Spectrum Pharmaceuticals, Inc.*	6,505	16,458
Supernus Pharmaceuticals, Inc.*	3,002	68,656
Syneos Health, Inc.*	3,175	194,818
Vanda Pharmaceuticals, Inc.*	8,495	108,311
Xencor, Inc.*	3,257	110,543
Zogenix, Inc.*(a)	3,287	165,566

		6,502,367

Real Estate Investment & Services — 0.2%
Kennedy-Wilson Holdings, Inc.(a)	11,628	250,699
Rafael Holdings, Inc., Class B*	5,495	111,219

		361,918

Real Estate Investment Trusts — 8.2%
Acadia Realty Trust	11,440	283,941
AG Mortgage Investment Trust, Inc.	3,636	57,631
Agree Realty Corp.	5,363	407,213
American Assets Trust, Inc.	7,888	359,377
Anworth Mortgage Asset Corp.	20,665	73,981
Apollo Commercial Real Estate Finance, Inc.(a)	19,453	355,601
Blackstone Mortgage Trust, Inc., Class A(a)	10,511	401,520
Capstead Mortgage Corp.	23,041	189,397
CareTrust REIT, Inc.	14,779	327,798
Community Healthcare Trust, Inc.	2,434	114,812
CoreCivic, Inc.	8,152	130,024
DiamondRock Hospitality Co.	6,482	62,681
EastGroup Properties, Inc.	3,268	444,677
Ellington Financial, Inc.	7,466	136,404
Essential Properties Realty Trust, Inc.	9,130	252,079
Exantas Capital Corp.	9,034	109,131
First Industrial Realty Trust, Inc.	10,479	447,453
Four Corners Property Trust, Inc.	11,442	346,578
Franklin Street Properties Corp.(a)	6,581	50,016
GEO Group, Inc. (The)	4,774	75,429
Global Net Lease, Inc.	17,397	360,640
Granite Point Mortgage Trust, Inc.	8,181	149,631
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	6,926	236,107
Healthcare Realty Trust, Inc.	11,324	408,343
Innovative Industrial Properties, Inc.	4,184	374,468
Invesco Mortgage Capital, Inc.	31,474	550,480
iStar, Inc.	8,542	124,372
Kite Realty Group Trust	9,485	163,142
KKR Real Estate Finance Trust, Inc.	8,749	184,166
Ladder Capital Corp.	21,047	386,212
Lexington Realty Trust	51,048	565,101
LTC Properties, Inc.	7,892	364,295
Mack-Cali Realty Corp.	7,328	160,923
National Health Investors, Inc.	4,596	387,811
National Storage Affiliates Trust	5,016	171,296
New York Mortgage Trust, Inc.	90,795	576,548
Office Properties Income Trust	2,239	76,193
PennyMac Mortgage Investment Trust	24,496	569,532
Physicians Realty Trust	19,587	379,009
Piedmont Office Realty Trust, Inc., Class A	17,528	406,474
PotlatchDeltic Corp.	2,794	120,142
PS Business Parks, Inc.	2,234	374,329
QTS Realty Trust, Inc., Class A(a)	3,883	220,865
Redwood Trust, Inc.(a)	16,416	289,414
Retail Opportunity Investments Corp.	9,337	154,714
Rexford Industrial Realty, Inc.	9,601	462,672
RLJ Lodging Trust	6,697	104,205
RPT Realty	14,176	197,755
Ryman Hospitality Properties, Inc.	1,852	157,476
Sabra Health Care REIT, Inc.	18,711	402,287
Saul Centers, Inc.	2,504	123,648
STAG Industrial, Inc.	12,543	404,386
Summit Hotel Properties, Inc.	7,167	79,482
Sunstone Hotel Investors, Inc.	4,511	57,200
Terreno Realty Corp.	7,831	448,403
Urban Edge Properties	1,096	20,155
Washington	6,193	188,515
Western Asset Mortgage Capital Corp.	21,216	225,102
Xenia Hotels & Resorts, Inc.(a)	5,954	111,280

		15,362,516

Software & Computer Services — 6.3%
ACI Worldwide, Inc.*	15,277	526,293

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software & Computer Services — continued
Alarm.com Holdings, Inc.*(a)	6,106	268,237
Appfolio, Inc., Class A*	3,696	485,802
Avaya Holdings Corp.*(a)	13,151	167,938
Blackbaud, Inc.	2,834	221,987
Blackline, Inc.*	3,954	241,866
Blucora, Inc.*(a)	8,763	197,606
Bottomline Technologies DE, Inc.*(a)	3,874	207,646
Cogent Communications Holdings, Inc.	6,623	469,769
CommVault Systems, Inc.*	5,172	232,843
Computer Programs & Systems, Inc.	2,431	63,206
CSG Systems International, Inc.	7,906	393,877
Diebold Nixdorf, Inc.*	6,778	78,015
Ebix, Inc.(a)	4,551	156,691
Envestnet, Inc.*	5,375	423,926
Everbridge, Inc.*	3,234	293,130
Five9, Inc.*	4,576	328,237
Forrester Research, Inc.*	4,224	174,747
Gogo, Inc.*(a)	11,547	60,737
Intelligent Systems Corp.*(a)	3,208	136,180
j2 Global, Inc.	4,296	411,815
LivePerson, Inc.*(a)	9,106	373,437
Meet Group, Inc. (The)*(a)	52,032	277,330
MicroStrategy, Inc., Class A*	1,528	232,302
NetScout Systems, Inc.*	4,461	114,692
NextGen Healthcare, Inc.*	7,724	107,054
NIC, Inc.	5,948	117,354
OneSpan, Inc.*(a)	6,161	102,396
Perficient, Inc.*	11,240	558,628
Perspecta, Inc.(a)	12,647	355,001
Progress Software Corp.	9,983	450,533
PROS Holdings, Inc.*	6,324	379,440
Q2 Holdings, Inc.*	3,362	293,133
Qualys, Inc.*	6,022	516,326
Rosetta Stone, Inc.*	2,196	37,661
SailPoint Technologies Holding, Inc.*	5,602	140,554
Science Applications International Corp.	3,918	343,883
Shutterstock, Inc.*(a)	5,245	227,266
SPS Commerce, Inc.*	6,868	390,308
TiVo Corp.	7,971	58,029
Unisys Corp.*	14,472	140,523
Varonis Systems, Inc.*	2,981	249,391
Verint Systems, Inc.*	6,373	369,634
Virtusa Corp.*	3,983	165,852
Workiva, Inc.*(a)	6,380	290,226

		11,831,501

Support Services — 3.4%
ABM Industries, Inc.	5,392	205,651
AMN Healthcare Services, Inc.*	2,258	152,144
Applied Industrial Technologies, Inc.	8,922	576,093
ASGN, Inc.*	3,249	219,925
Barnes Group, Inc.	3,104	196,080
Cimpress plc (Ireland)*(a)	1,191	142,479
Comfort Systems USA, Inc.	5,889	273,249
Covanta Holding Corp.	11,776	176,405
CRA International, Inc.	2,735	145,721
Deluxe Corp.	2,616	126,091
DXP Enterprises, Inc.*	1,168	40,495
EVERTEC, Inc. (Puerto Rico)	5,914	198,533
ExlService Holdings, Inc.*	2,412	176,341
Exponent, Inc.	2,458	178,869
FTI Consulting, Inc.*(a)	3,180	381,791
Heidrick & Struggles International, Inc.	1,408	40,015
Huron Consulting Group, Inc.*	1,801	116,723
Insperity, Inc.	1,685	147,218
Kaman Corp.	4,643	286,566
Kelly Services, Inc., Class A	2,180	38,717
Korn Ferry	2,174	89,090
Lawson Products, Inc.*	1,754	82,824
MAXIMUS, Inc.	7,215	517,676
McGrath RentCorp	3,040	235,053
Mobile Mini, Inc.	1,032	43,076
Resources Connection, Inc.	3,280	49,938
SiteOne Landscape Supply, Inc.*(a)	3,120	301,236
Sykes Enterprises, Inc.*	2,029	68,154
Team, Inc.*(a)	2,246	30,546
Tetra Tech, Inc.	5,304	454,022
TriNet Group, Inc.*	3,293	187,898
TrueBlue, Inc.*	1,425	31,222
TTEC Holdings, Inc.	4,666	185,334
UniFirst Corp.	2,426	494,734

		6,589,909

Technology Hardware & Equipment — 5.8%
Acacia Communications, Inc.*	7,617	522,145
ADTRAN, Inc.	18,945	171,452
Advanced Energy Industries, Inc.*	3,290	230,103
Agilysys, Inc.*(a)	5,490	178,425
Amkor Technology, Inc.*	15,085	169,706
Axcelis Technologies, Inc.*	4,737	114,399
Brooks Automation, Inc.	5,907	224,939
Cabot Microelectronics Corp.	4,336	630,931
CEVA, Inc.*	3,707	101,387
Cirrus Logic, Inc.*	8,073	620,087
Cohu, Inc.	633	14,160
Comtech Telecommunications Corp.	5,891	170,309
Diodes, Inc.*(a)	11,377	587,508
DSP Group, Inc.*(a)	2,990	43,235
FormFactor, Inc.*	6,364	161,073
Harmonic, Inc.*	16,711	117,562
Ichor Holdings Ltd.*	10,152	338,975
Inphi Corp.*	8,132	617,707
Inseego Corp.*	19,917	133,643
Insight Enterprises, Inc.*	7,521	495,408
InterDigital, Inc.	2,983	164,811
Lattice Semiconductor Corp.*	27,822	517,489
Loral Space & Communications, Inc.*	2,455	78,978
Lumentum Holdings, Inc.*	2,320	175,787
MaxLinear, Inc.*	10,095	196,752
NeoPhotonics Corp.*	8,974	68,472
Onto Innovation, Inc.*	7,765	294,604
PC Connection, Inc.	3,652	182,016
Photronics, Inc.*	8,879	113,474
Pitney Bowes, Inc.(a)	23,234	86,895
Power Integrations, Inc.	3,196	312,153
Rambus, Inc.*	12,407	196,899
Ribbon Communications, Inc.*	1,005	2,834

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Technology Hardware & Equipment — continued
ScanSource, Inc.*	3,598	125,534
Semtech Corp.*	4,357	209,964
Silicon Laboratories, Inc.*	2,753	270,647
SMART Global Holdings, Inc.*	3,864	116,538
Stratasys Ltd.*(a)	14,130	254,057
Synaptics, Inc.*(a)	4,884	325,714
Systemax, Inc.	2,019	47,749
Tech Data Corp.*	3,963	570,434
Ultra Clean Holdings, Inc.*	5,023	115,579
Viavi Solutions, Inc.*(a)	29,667	418,305
Xperi Corp.	15,984	257,183

		10,746,022

Tobacco — 0.6%
Universal Corp.	9,494	504,606
Vector Group Ltd.	42,272	555,454

		1,060,060

Travel & Leisure — 4.4%
Allegiant Travel Co.	1,078	181,147
AMC Entertainment Holdings, Inc., Class A(a)	5,074	33,083
Avis Budget Group, Inc.*	4,107	134,710
Biglari Holdings, Inc., Class B*	153	16,597
BJ’s Restaurants, Inc.	3,748	149,095
Bloomin’ Brands, Inc.	20,157	418,661
Boyd Gaming Corp.	8,569	255,785
Brinker International, Inc.	6,328	270,142
Cheesecake Factory, Inc. (The)(a)	8,166	313,574
Churchill Downs, Inc.(a)	4,015	579,686
Chuy’s Holdings, Inc.*	3,394	83,323
Cracker Barrel Old Country Store, Inc.(a)	2,297	351,280
Dave & Buster’s Entertainment, Inc.(a)	7,101	313,580
Denny’s Corp.*(a)	14,409	294,952
Dine Brands Global, Inc.	3,731	318,068
El Pollo Loco Holdings, Inc.*(a)	9,618	132,536
Eldorado Resorts, Inc.*(a)	4,339	259,385
Hawaiian Holdings, Inc.	3,997	111,436
IMAX Corp.*	6,980	115,449
Jack in the Box, Inc.	4,300	351,525
Marcus Corp. (The)	5,307	154,699
Marriott Vacations Worldwide Corp.	3,032	364,568
Noodles & Co.*(a)	3,606	25,747
Penn National Gaming, Inc.*	11,312	337,437
Red Robin Gourmet Burgers, Inc.*(a)	8,172	268,614
Ruth’s Hospitality Group, Inc.	9,339	191,450
SeaWorld Entertainment, Inc.*(a)	11,009	379,370
Shake Shack, Inc., Class A*(a)	4,418	297,994
SkyWest, Inc.(a)	5,516	304,318
Spirit Airlines, Inc.*	7,830	321,578
Texas Roadhouse, Inc.	6,493	405,813
Travelzoo*	759	7,704
Wingstop, Inc.(a)	4,661	432,401

		8,175,707

TOTAL COMMON STOCKS (Cost $189,357,253)		187,103,061

	No. of Rights
RIGHTS — 0.0%
Chemicals — 0.0%
Schulman, Inc., CVR*‡	5,865	—

Media — 0.0%
Media General, Inc., CVR*‡	1,533	—

Pharmaceuticals & Biotechnology — 0.0%
Achillion Pharmaceuticals, Inc., CVR*‡	12,757	—

TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENTS — 15.5%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c) (Cost $523,885)	523,885	523,885

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 15.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(b)(c)	20,999,100	21,003,300
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)	7,625,938	7,625,938

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $28,626,638)		28,629,238

TOTAL SHORT-TERM INVESTMENTS (Cost $29,150,523)		29,153,123

Total Investments — 115.2% (Cost $218,507,776)		216,256,184
Liabilities in Excess of Other Assets — (15.2%)		(28,595,584)

Net Assets — 100.0%		187,660,600

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $26,431,012.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	8	03/2020	USD	645,840	(12,786)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$187,103,061	$—	$—		$187,103,061
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	523,885	—	—		523,885
Investment of cash collateral from securities loaned	28,629,238	—	—		28,629,238

Total Short-Term Investments	29,153,123	—	—		29,153,123

Total Investments in Securities	$216,256,184	$—	$—	(a)	$216,256,184

Depreciation in Other Financial Instruments
Futures Contracts	$(12,786)	$—	$—		$(12,786)

(a)	Value is zero.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	$19,001,700	$7,000,000	$5,000,000	$(500)	$2,100	$21,003,300	20,999,100	$93,288	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	7,634,136	25,426,391	25,434,589	—	—	7,625,938	7,625,938	33,203	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	440,610	2,401,129	2,317,854	—	—	523,885	523,885	1,626	—

Total	$27,076,446	$34,827,520	$32,752,443	$(500)	$2,100	$29,153,123		$128,117	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.